PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 1 3	2 0 1 4

Cost:
Leasehold improvements	$4,027	$4,232
Machinery and equipment	7,976	9,875
Rentals systems	3,515	3,723
Computer, software and peripheral equipment	12,300	13,048
Office furniture and equipment	2,056	1,976
Motor vehicles	148	143
	30,022	32,997

Accumulated depreciation	21,928	24,132
Property and equipment, net	$8,094	$8,865